PRIVATE PLACEMENT (Details) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrant	$ 11.50	$ 11.50
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	900,000	900,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	8,233,333	8,233,333
Price of warrants	$ 1.50	$ 1.50
Aggregate purchase price	$ 12,350,000	$ 12,350,000
Number of shares per warrant	1	1
Exercise price of warrant	$ 11.50	$ 11.50